Concentrations and Credit Risk (Details Narrative 1)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Concentrations And Credit Risk Details Narrative 1
Percent of revenue from major customer	52.00%	66.00%	60.00%
Percent of trade receivables for10% or greater customers	87.00%	82.00%
Percent of trade receivable for two other customers	74.00%	60.00%